FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021
Financial assets
Cash and cash equivalents	$ 21,176	$ 23,352	$ 28,617	$ 2,770
Financial liabilities
Warrant liability	30
Amortized Cost [Member]
Financial assets
Cash and cash equivalents	21,176	23,352
Prepaid expenses and other receivables	1,932	1,480
Investments
Financial liabilities
Accounts payable and accrued liabilities	1,938	750
Unsecured notes payable
Warrant liability
Fair Value To Other Comprehensive Income [Member]
Financial assets
Cash and cash equivalents
Prepaid expenses and other receivables
Investments	9,022	9,082
Financial liabilities
Accounts payable and accrued liabilities
Unsecured notes payable
Warrant liability	$ 32	$ 33